Other Operating Income, Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Operating Income, Net	Other Operating Income (Expense), Net
Other operating income (expense), net, consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Net gain on sale of business and other assets (1)	$—	$28,140	$—
Net foreign exchange (loss) gain	(19,618)	19,771	(191)
Miscellaneous (expense) income, net	(7,889)	4,470	5,017
Other operating (expense) income, net	$(27,507)	$52,381	$4,826

(1) Includes the net gain on sale of Techstreet in 2020.